Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 25,087	$ 21,673	$ 18,849	$ 20,511	$ 13,926	$ 13,113	$ 12,174	$ 11,098	$ 9,514	$ 9,651	$ 28,278
Class I
Account Value [Line Items]
Accumulated Value	265,807	229,110	198,741	215,720	146,103	137,229	127,106	115,522	98,824	100,000	$ 300,401
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500 TR
Accumulated Value	30,267	24,504	20,550	23,094	16,250	15,318	14,013	12,239	10,364	10,000	$ 34,648
S&P Composite 1500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500 TR
Accumulated Value	$ 302,670	$ 245,037	$ 205,499	$ 230,945	$ 162,496	$ 153,183	$ 140,127	$ 122,387	$ 103,639	$ 100,000	$ 346,485